Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	19,250,000
Proposed Maximum Offering Price per Unit	4.04
Maximum Aggregate Offering Price	$ 77,770,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,740.04
Offering Note	Amount registered represents common stock, par value $1.00 per share ("Common Stock") of Newell Brands Inc., a Delaware corporation (the "Company"), issuable pursuant to the Newell Inc. 2026 Incentive Plan (the "2026 Plan"). Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement also includes additional shares of Common Stock of the Company for offer or sale under the 2026 Plan that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Common Stock. Maximum aggregate offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high ($4.14) and low ($3.94) sale prices of the Common Stock as reported on The Nasdaq Stock Market LLC on April 30, 2026, which date is within five business days prior to the filing of this registration statement.